UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  028-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ushir Shah
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

 /s/ Ushir Shah     Westfield, NJ     July 25, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $115,639 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101      267     4438 SH       SOLE                        0        0     4438
APPLE INC                      COM              037833100     1069     1830 SH       SOLE                        0        0     1830
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      500        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      212     2550 SH       SOLE                        0        0     2550
CIGNA CORPORATION              COM              125509109      225     5106 SH       SOLE                        0        0     5106
CISCO SYS INC                  COM              17275R102      395    23000 SH       SOLE                        0        0    23000
DUKE REALTY CORP               COM NEW          264411505      616    42061 SH       SOLE                        0        0    42061
EXXON MOBIL CORP               COM              30231G102      436     5100 SH       SOLE                        0        0     5100
GATX CORP                      COM              361448103      898    23332 SH       SOLE                        0        0    23332
INTERNATIONAL BUSINESS MACHS   COM              459200101      560     2863 SH       SOLE                        0        0     2863
ISHARES INC                    MSCI JAPAN       464286848      140    14850 SH       SOLE                        0        0    14850
ISHARES TR                     S&P 100 IDX FD   464287101     2789    44652 SH       SOLE                        0        0    44652
ISHARES TR                     DJ SEL DIV INX   464287168     2255    40130 SH       SOLE                        0        0    40130
ISHARES TR                     S&P 500 INDEX    464287200    27151   198543 SH       SOLE                        0        0   198543
ISHARES TR                     MSCI EMERG MKT   464287234     2570    65657 SH       SOLE                        0        0    64577
ISHARES TR                     IBOXX INV CPBD   464287242      588     5004 SH       SOLE                        0        0     5004
ISHARES TR                     S&P LTN AM 40    464287390      210     5072 SH       SOLE                        0        0     5072
ISHARES TR                     RUSSELL MIDCAP   464287499     4239    40237 SH       SOLE                        0        0    39947
ISHARES TR                     RUSSELL1000VAL   464287598     5049    74007 SH       SOLE                        0        0    68786
ISHARES TR                     RUSSELL1000GRW   464287614     1882    29771 SH       SOLE                        0        0    25716
ISHARES TR                     RUSSELL 1000     464287622    13507   179590 SH       SOLE                        0        0   179590
ISHARES TR                     RUSSELL 2000     464287655     7094    89165 SH       SOLE                        0        0    89165
ISHARES TR                     RUSSELL 3000     464287689      305     3797 SH       SOLE                        0        0     3797
ISHARES TR                     S&P SMLCAP 600   464287804     2630    35895 SH       SOLE                        0        0    35895
ISHARES TR                     MSCI ACJPN IDX   464288182     1776    33753 SH       SOLE                        0        0    33753
ISHARES TR                     MSCI ACWI EX     464288240     2495    67079 SH       SOLE                        0        0    64451
ISHARES TR                     HIGH YLD CORP    464288513     1408    15423 SH       SOLE                        0        0    15423
JPMORGAN CHASE & CO            COM              46625h100      314     8778 SH       SOLE                        0        0     8778
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625H365      467    12056 SH       SOLE                        0        0    12056
LILLY ELI & CO                 COM              532457108      402     9363 SH       SOLE                        0        0     9363
NGP CAP RES CO                 COM              62912R107       88    12400 SH       SOLE                        0        0    12400
POWERSHARES ETF TR II          S&P500 LOW VOL   73937B779     5668   205496 SH       SOLE                        0        0   205496
SPDR GOLD TRUST                GOLD SHS         78463v107     1032     6653 SH       SOLE                        0        0     6653
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      706    19455 SH       SOLE                        0        0    19455
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     2603    63524 SH       SOLE                        0        0    63524
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    21737   544386 SH       SOLE                        0        0   544386
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207      647     7330 SH       SOLE                        0        0     7330
WISDOMTREE TRUST               LARGECAP DIVID   97717w307      709    13519 SH       SOLE                        0        0    13519